Subsequent Events (Tables)	3 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
Schedule of Subsequent Events - Distributions Paid to Stockholders
Distributions Paid to Stockholders
The following table summarizes the Company's distributions paid subsequent to March 31, 2019 (amounts in thousands):

Payment Date	Common Stock	Cash	DRIP	Total Distribution
Apri1 1, 2019 (1)	Class A	$2,458	$2,144	$4,602
Apri1 1, 2019 (1)	Class I	406	292	698
Apri1 1, 2019 (1)	Class T	824	1,025	1,849
Apri1 1, 2019 (1)	Class T2	71	95	166
		$3,759	$3,556	$7,315

May 1, 2019 (2)	Class A	$2,393	$2,042	$4,435
May 1, 2019 (2)	Class I	393	280	673
May 1, 2019 (2)	Class T	808	979	1,787
May 1, 2019 (2)	Class T2	69	92	161
		$3,663	$3,393	$7,056

(1)	Distributions declared to stockholders of record as of the close of business on each day of the period commencing on March 1, 2019 and ending on March 31, 2019.

(2)	Distributions declared to stockholders of record as of the close of business on each day of the period commencing on April 1, 2019 and ending on April 30, 2019.